SIGNIFICANT TRANSACTION (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Mar. 31, 2013	Jan. 04, 2013
Percentage Of Discount Of Valuation For Nickel Transaction		99.00%
Percentage Of Discount On Sale Of Contractual Price		45.00%
Nickel Purchase Agreement [Member]
Acquired Nickel Wire		3,750
Stock Issued During Period, Shares, New Issues	17,235,773
Stock Delivered For Nickel Value	$ 212,000